Summary of Convertible Promissory Notes (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
January 2024 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date		2024-01
Notes maturity period		2024-10
June 2024 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2024-06	2024-06
Notes maturity period	2025-03	2025-03
August 2024 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2024-08	2024-08
Notes maturity period	2025-05	2025-05
October 2024 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2024-10	2024-10
Notes maturity period	2025-07	2025-07
December 2024 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2024-12	2024-12
Notes maturity period	2025-09	2025-09
March 2025 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2025-03
Notes maturity period	2025-12
April 2025 Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2025-04
Notes maturity period	2026-02
May Twenty Twenty Five Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2025-05
Notes maturity period	2026-03
July Twenty Twenty Five Note [Member]
Short-Term Debt [Line Items]
Notes issuance date	2025-07
Notes maturity period	2026-04